Inventory (Tables)	6 Months Ended
Jun. 30, 2024
Inventory [Abstract]
Schedule of Reconciliation of the Company’s Biological Assets	Set out below is a reconciliation of the Company’s biological assets as at June 30, 2024 and December 31, 2023:
As at,	June 30, 2024	December 31, 2023
Balance, beginning of the period	$–	$809,180
Loss on change in fair value of biological assets	–	(822,942)
Movement in exchange rate	–	13,762
Balance, end of the period	$–	$–